JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — 37.2%
Alternative Loan Trust
Series 2004-J4, Class 1A6, 5.40%, 6/25/2034(a)	4	4
Series 2004-33, Class 3A3, 3.68%, 12/25/2034(b)	225	220
Antler Mortgage Trust Series 2018-RTL1, Class A1, 4.34%, 7/25/2022(c)	4,443	4,400
Banc of America Funding Trust Series 2006-1, Class 2A1, 5.50%, 1/25/2036	202	197
Banc of America Mortgage Trust
Series 2004-D, Class 2A2, 3.85%, 5/25/2034(b)	193	187
Series 2005-A, Class 3A1, 4.00%, 2/25/2035(b)	15	14
Bear Stearns Asset-Backed Securities I Trust Series 2004-AC6, Class M1, 1.17%, 11/25/2034‡(b)	205	43
Connecticut Avenue Securities Trust
Series 2019-R07, Class 1M1, 0.94%, 10/25/2039‡(b)(c)	3,063	3,044
Series 2020-R01, Class 1M1, 0.97%, 1/25/2040‡(b)(c)	4,896	4,841
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-5, Class 1A1, 5.00%, 7/25/2020	27	27
Series 2004-5, Class 4A1, 6.00%, 9/25/2034	441	452
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR24, Class 2A4, 4.23%, 10/25/2033(b)	441	440
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 5.06%, 2/25/2020(b)	68	68
FHLMC - GNMA Series 1, Class S, IF, IO, 8.79%, 10/25/2022(b)	3	—	(d)
FHLMC, REMIC
Series 3952, Class MA, 3.00%, 11/15/2021	250	253
Series 1343, Class LA, 8.00%, 8/15/2022	2	3
Series 1370, Class JA, 1.33%, 9/15/2022(b)	2	2
Series 1379, Class W, 0.48%, 10/15/2022(b)	2	2
Series 1508, Class KA, 1.58%, 5/15/2023(b)	1	1
Series 1689, Class M, PO, 3/15/2024	40	39
Series 2033, Class PR, PO, 3/15/2024	22	21
Series 1771, Class PK, 8.00%, 2/15/2025	28	31
Series 1981, Class Z, 6.00%, 5/15/2027	9	9
Series 1974, Class ZA, 7.00%, 7/15/2027	49	55
Series 2338, Class FN, 0.68%, 8/15/2028(b)	17	17
Series 3737, Class DG, 5.00%, 10/15/2030	521	557
Series 2477, Class FZ, 0.73%, 6/15/2031(b)	7	7
Series 2416, Class SA, IF, 15.24%, 2/15/2032(b)	36	49
Series 2416, Class SH, IF, 15.64%, 2/17/2032(b)	19	24
Series 4120, Class KI, IO, 3.00%, 10/15/2032	2,005	168
Series 3300, Class FA, 0.48%, 8/15/2035(b)	237	236
Series 3085, Class VS, HB, IF, 27.99%, 12/15/2035(b)	208	365
Series 4867, Class WF, 1.38%, 4/15/2037(b)	20,540	20,659
Series 4350, Class AF, 1.33%, 12/15/2037(b)	4,668	4,637
Series 4350, Class FK, 1.33%, 6/15/2038(b)	4,889	4,868
Series 4515, Class FA, 1.35%, 8/15/2038(b)	2,735	2,737
Series 4350, Class KF, 1.33%, 1/15/2039(b)	951	943
Series 4111, Class FA, 0.53%, 8/15/2039(b)	1,214	1,215
Series 3832, Class PL, 5.00%, 8/15/2039	265	268
Series 4448, Class TF, 1.30%, 5/15/2040(b)	5,589	5,555
Series 3860, Class FP, 0.58%, 6/15/2040(b)	1,856	1,856
Series 4480, Class FM, 1.33%, 6/15/2040(b)	5,314	5,321
Series 4457, Class KF, 1.33%, 10/15/2040(b)	9,112	9,127
Series 4363, Class FA, 1.35%, 9/15/2041(b)	4,441	4,426
Series 4413, Class WF, 1.33%, 10/15/2041(b)	3,939	3,917
Series 4559, Class AF, 1.48%, 3/15/2042(b)	2,529	2,552
Series 4074, Class FE, 0.58%, 7/15/2042(b)	3,881	3,896
Series 4150, Class F, 0.55%, 1/15/2043(b)	7,633	7,612
Series 4161, Class YF, 0.55%, 2/15/2043(b)	5,759	5,744
Series 4281, Class FB, 0.73%, 12/15/2043(b)	5,926	5,945
Series 4606, Class FL, 0.68%, 12/15/2044(b)	8,064	8,066

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 4594, Class GN, 2.50%, 2/15/2045	3,346		3,497
FHLMC, STRIPS
Series 343, Class F4, 1.33%, 10/15/2037(b)	5,109		5,084
Series 328, Class S4, IF, IO, 2.86%, 2/15/2038(b)	8,013		471
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-51, Class 1APO, PO, 9/25/2042	48		43
Series T-54, Class 4A, 4.01%, 2/25/2043(b)	1,717		1,822
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1, 4.29%, 12/25/2034(b)	196		188
Flagstar Mortgage Trust
Series 2018-5, Class A2, 4.00%, 9/25/2048(b)(c)	1,529		1,583
Series 2019-2, Class A2, 3.50%, 12/25/2049(b)(c)	8,337		8,626
FNMA Trust, Whole Loan Series 2004-W2, Class 4A, 3.99%, 2/25/2044(b)	271		283
FNMA, Grantor Trust, Whole Loan
Series 2002-T6, Class A4, 4.45%, 3/25/2041(b)	706		753
Series 2001-T8, Class A1, 7.50%, 7/25/2041	225		269
FNMA, REMIC
Series 1990-64, Class Z, 10.00%, 6/25/2020	—	(d)	—	(d)
Series 1991-142, Class PL, 8.00%, 10/25/2021	7		8
Series 1991-156, Class F, 1.47%, 11/25/2021(b)	9		9
Series 1992-91, Class SQ, HB, IF, 9,341.75%, 5/25/2022(b)	—	(d)	—	(d)
Series 1992-112, Class GB, 7.00%, 7/25/2022	18		19
Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(d)	—	(d)
Series 1992-154, Class SA, IF, IO, 5.40%, 8/25/2022(b)	1		—	(d)
Series 1992-200, Class FK, 2.18%, 11/25/2022(b)	9		9
Series 1993-27, Class S, IF, 9.50%, 2/25/2023(b)	10		11
Series 1993-146, Class E, PO, 5/25/2023	21		21
Series 1993-110, Class H, 6.50%, 5/25/2023	22		23
Series 1993-119, Class H, 6.50%, 7/25/2023	2		2
Series 1993-165, Class FH, 1.32%, 9/25/2023(b)	10		11
Series 1993-179, Class FM, 2.13%, 10/25/2023(b)	53		54
Series G94-9, Class PJ, 6.50%, 8/17/2024	170		183
Series 2012-114, Class VE, 3.50%, 10/25/2025	2,525		2,609
Series 2013-26, Class AV, 3.50%, 4/25/2026	2,873		3,030
Series 1997-74, Class E, 7.50%, 10/20/2027	17		20
Series 2001-9, Class F, 0.43%, 2/17/2031(b)	28		28
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	41		7
Series 2003-21, Class FK, 0.57%, 3/25/2033(b)	14		14
Series 2013-43, Class YH, 2.50%, 5/25/2033	1,603		1,681
Series 2004-17, Class BF, 0.52%, 1/25/2034(b)	337		336
Series 2006-3, Class SB, IF, IO, 6.53%, 7/25/2035(b)	460		52
Series 2006-16, Class HZ, 5.50%, 3/25/2036	362		418
Series 2006-124, Class FC, 0.52%, 1/25/2037(b)	1,241		1,242
Series 2014-23, Class FA, 1.28%, 10/25/2039(b)	21,769		21,669
Series 2012-38, Class PA, 2.00%, 9/25/2041	1,857		1,900
Series 2013-54, Class HF, 0.37%, 10/25/2041(b)	3,283		3,273
Series 2012-93, Class ME, 2.50%, 1/25/2042	2,853		2,976
Series 2012-13, Class FA, 0.75%, 2/25/2042(b)	12,071		12,108
Series 2012-31, Class FB, 0.72%, 4/25/2042(b)	12,053		12,077
Series 2013-23, Class KJ, 2.25%, 5/25/2042	3,123		3,228
Series 2012-119, Class FB, 0.52%, 11/25/2042(b)	7,098		7,075
Series 2012-139, Class JA, 3.50%, 12/25/2042	3,829		4,205
Series 2013-6, Class FL, 0.57%, 2/25/2043(b)	1,429		1,427
Series 2014-49, Class AF, 1.30%, 8/25/2044(b)	250		249
Series 2015-42, Class BF, 1.29%, 6/25/2045(b)	6,323		6,296
Series 2016-25, Class LA, 3.00%, 7/25/2045	13,078		13,885
Series 2016-33, Class JA, 3.00%, 7/25/2045	4,708		4,995
Series 2015-91, Class AF, 1.35%, 12/25/2045(b)	5,768		5,739
Series 2016-58, Class SA, IO, 2.61%, 8/25/2046(b)	24,112		1,149
Series 2017-108, Class PA, 3.00%, 6/25/2047	3,792		4,035
Series 2017-104, Class LA, 3.00%, 11/25/2047	3,377		3,603

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019-38, Class PC, 3.00%, 2/25/2048	5,662	5,939
Series 2019-77, Class FP, 0.72%, 1/25/2050(b)	19,329	19,389
Series 2014-66, Class WF, 1.33%, 10/25/2054(b)	2,842	2,835
FNMA, REMIC Trust, Whole Loan
Series 2003-W4, Class 5A, 4.02%, 10/25/2042(b)	720	747
Series 2003-W15, Class 3A, 4.25%, 12/25/2042(b)	769	866
Series 2003-W1, Class 2A, 5.76%, 12/25/2042(b)	173	193
Series 2009-W1, Class A, 6.00%, 12/25/2049	354	409
GNMA
Series 2011-158, Class EB, 4.00%, 12/20/2026	2,358	2,619
Series 2010-166, Class GP, 3.00%, 4/20/2039	1,732	1,788
Series 2012-61, Class FM, 0.58%, 5/16/2042(b)	5,016	5,004
Series 2012-H21, Class FA, 1.52%, 7/20/2062(b)	2,224	2,222
Series 2013-H16, Class FA, 1.56%, 7/20/2063(b)	11,133	11,135
Series 2014-H07, Class FC, 1.62%, 5/20/2064(b)	13,463	13,493
Series 2014-H11, Class JA, 1.52%, 6/20/2064(b)	3,955	3,949
Series 2014-H17, Class FM, 1.84%, 8/20/2064(b)	10,789	10,763
Series 2015-H03, Class FD, 1.66%, 1/20/2065(b)	6,423	6,426
Series 2015-H04, Class FL, 1.49%, 2/20/2065(b)	11,700	11,672
Series 2015-H12, Class FJ, 1.45%, 5/20/2065(b)	13,023	12,991
Series 2015-H14, Class FB, 1.45%, 5/20/2065(b)	16,813	16,769
Series 2015-H12, Class FA, 1.50%, 5/20/2065(b)	7,203	7,160
Series 2015-H19, Class FN, 1.46%, 7/20/2065(b)	11,867	11,819
Series 2015-H23, Class TA, 1.49%, 9/20/2065(b)	14,828	14,785
GSAA Trust Series 2004-CW1, Class 1A1, 5.50%, 4/1/2034	429	441
GSR Mortgage Loan Trust Series 2004-10F, Class 7A1, 5.50%, 9/25/2034	189	191
Impac CMB Trust
Series 2004-3, Class 3A, 0.81%, 3/25/2034(b)	6	6
Series 2004-6, Class 1A2, 0.95%, 10/25/2034(b)	109	105
Series 2005-5, Class A1, 0.81%, 8/25/2035(b)	689	650
IndyMac INDA Mortgage Loan Trust Series 2007-AR1, Class 1A1, 3.68%, 3/25/2037(b)	387	344
JP Morgan Mortgage Trust Series 2003-A1, Class 1A1, 3.32%, 10/25/2033(b)	55	53
LHOME Mortgage Trust Series 2020-RTL1, Class A1, 3.23%, 10/25/2024(c)	2,500	2,311
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 4.35%, 4/21/2034(b)	117	114
Series 2004-13, Class 3A7B, 2.18%, 11/21/2034(b)	380	375
MASTR Seasoned Securitization Trust Series 2003-1, Class 3A2, 0.57%, 2/25/2033(b)	57	50
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
Series 2002-TBC1, Class B1, 1.18%, 9/15/2030‡(b)	48	46
Series 2002-TBC1, Class B2, 1.58%, 9/15/2030‡(b)	24	23
Series 2001-TBC1, Class B1, 1.06%, 11/15/2031‡(b)	171	164
Merrill Lynch Mortgage Investors Trust
Series 2004-D, Class A1, 0.83%, 9/25/2029(b)	219	208
Series 2004-1, Class 2A3, 3.53%, 12/25/2034(b)	151	145
Metlife Securitization Trust
Series 2017-1A, Class A, 3.00%, 4/25/2055(b)(c)	1,608	1,655
Series 2018-1A, Class A, 3.75%, 3/25/2057(b)(c)	4,222	4,421
Morgan Stanley Dean Witter Capital I, Inc. Trust
Series 2003-HYB1, Class A4, 3.23%, 3/25/2033(b)	120	114
Series 2003-HYB1, Class B1, 3.23%, 3/25/2033‡(b)	92	63
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A, 5.62%, 4/25/2034(b)	1,253	1,330
Series 2004-5AR, Class 3A3, 3.66%, 7/25/2034(b)	150	147
Series 2004-5AR, Class 3A5, 3.66%, 7/25/2034(b)	844	828
Series 2004-11AR, Class 1A2A, 0.48%, 1/25/2035(b)	331	333
MRFC Mortgage Pass-Through Trust Series 2002-TBC2, Class B1, 1.03%, 8/15/2032‡(b)	82	75
NAAC Reperforming Loan REMIC Trust Certificates Series 2004-R3, Class AF, 0.62%, 2/25/2035(b)(c)	844	696
New Residential Mortgage Loan Trust Series 2018-4A, Class A1S, 0.92%, 1/25/2048(b)(c)	3,398	3,318

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A3, Class A1, 5.50%, 8/25/2033(a)	230	239
Series 2004-AR1, Class 5A1, 0.93%, 8/25/2034(b)	5	5
Prime Mortgage Trust Series 2005-2, Class 2A1, 6.27%, 10/25/2032(b)	330	330
RALI Trust Series 2003-QS16, Class A1, 5.00%, 8/25/2018	10	5
RFMSI Trust
Series 2005-SA2, Class 2A2, 3.98%, 6/25/2035(b)	996	941
Series 2006-SA4, Class 2A1, 5.22%, 11/25/2036(b)	381	326
Seasoned Credit Risk Transfer Trust Series 2020-1, Class M55G, 3.00%, 8/25/2059	12,437	13,040
Sequoia Mortgage Trust
Series 11, Class A, 1.07%, 12/20/2032(b)	18	17
Series 2003-3, Class A2, 2.60%, 7/20/2033(b)	107	99
Series 2004-11, Class A2, 1.27%, 12/20/2034(b)	760	717
Structured Asset Mortgage Investments II Trust Series 2004-AR1, Class 1A1, 0.87%, 3/19/2034(b)	58	54
Structured Asset Mortgage Investments Trust Series 2002-AR2, Class A3, 0.92%, 7/19/2032(b)	458	381
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-24A, Class 2A, 3.82%, 7/25/2033(b)	703	662
Series 2003-40A, Class 4A, 3.87%, 1/25/2034(b)	276	262
Thornburg Mortgage Securities Trust Series 2004-4, Class 5A, 3.44%, 12/25/2044(b)	2,202	2,020
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR3, Class A1, 3.68%, 6/25/2034(b)	546	522
Series 2004-AR11, Class A, 4.21%, 10/25/2034(b)	302	289

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $455,828)		458,503

ASSET-BACKED SECURITIES — 32.5%
Accredited Mortgage Loan Trust Series 2003-3, Class A1, 5.21%, 1/25/2034‡(a)	789	819
American Credit Acceptance Receivables Trust
Series 2020-2, Class A, 1.65%, 12/13/2023(c)	4,000	4,008
Series 2020-1, Class B, 2.08%, 12/13/2023(c)	3,133	3,126
American Express Credit Account Master Trust Series 2019-1, Class A, 2.87%, 10/15/2024	4,265	4,451
AmeriCredit Automobile Receivables Trust
Series 2019-2, Class A3, 2.28%, 1/18/2024	9,000	9,122
Series 2020-1, Class A3, 1.11%, 8/19/2024	2,820	2,808
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-7, Class M1, 1.44%, 8/25/2033‡(b)	175	172
Amortizing Residential Collateral Trust Series 2002-BC9, Class M1, 1.82%, 12/25/2032‡(b)	1,769	1,661
AMRESCO Residential Securities Corp. Mortgage Loan Trust Series 1998-3, Class M1A, 0.80%, 9/25/2028‡(b)	160	159
Avis Budget Rental Car Funding AESOP LLC
Series 2019-1A, Class A, 3.45%, 3/20/2023(c)	1,429	1,412
Series 2019-3A, Class A, 2.36%, 3/20/2026(c)	10,490	10,028
B2R Mortgage Trust Series 2015-2, Class A, 3.34%, 11/15/2048(c)	366	366
Bank of The West Auto Trust Series 2017-1, Class A3, 2.11%, 1/15/2023(c)	873	879
Bear Stearns Asset-Backed Securities I Trust Series 2005-HE1, Class M2, 1.41%, 1/25/2035‡(b)	1,046	1,016
Bear Stearns Asset-Backed Securities Trust Series 2003-SD1, Class A, 1.07%, 12/25/2033‡(b)	570	492
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A, 3.28%, 9/26/2033(c)	3,183	3,076
Business Jet Securities LLC
Series 2018-2, Class A, 4.45%, 6/15/2033(c)	3,345	2,864
Series 2019-1, Class A, 4.21%, 7/15/2034(c)	6,859	5,987
BXG Receivables Note Trust Series 2018-A, Class A, 3.77%, 2/2/2034(c)	2,472	2,431
Carvana Auto Receivables Trust
Series 2019-1A, Class A3, 3.08%, 11/15/2022(c)	4,518	4,531
Series 2019-2A, Class A3, 2.58%, 3/15/2023(c)	8,000	8,050
Series 2019-3A, Class A3, 2.34%, 6/15/2023(c)	6,285	6,340

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019-3A, Class B, 2.51%, 4/15/2024(c)	3,340	3,341
Centex Home Equity Loan Trust Series 2002-A, Class MV1, 1.02%, 1/25/2032‡(b)	122	118
CIG Auto Receivables Trust
Series 2017-1A, Class A, 2.71%, 5/15/2023(c)	58	58
Series 2019-1A, Class A, 3.33%, 8/15/2024(c)	1,644	1,645
CNH Equipment Trust Series 2019-C, Class A3, 2.01%, 12/16/2024	4,200	4,267
Colony American Finance Ltd. (Cayman Islands) Series 2016-1, Class A, 2.54%, 6/15/2048(c)	439	438
Corevest American Finance Trust Series 2020-2, Class A, 3.38%, 5/15/2052(c)	2,060	2,060
CoreVest American Finance Trust Series 2019-1, Class A, 3.32%, 3/15/2052(c)	3,380	3,464
Countrywide Asset-Backed Certificates
Series 2003-BC2, Class 2A1, 0.77%, 6/25/2033‡(b)	113	105
Series 2003-BC5, Class M1, 1.22%, 9/25/2033‡(b)	60	61
Series 2004-S1, Class M2, 5.58%, 2/25/2035‡(a)	29	29
CPS Auto Receivables Trust Series 2020-A, Class B, 2.36%, 2/15/2024(c)	2,080	2,072
Credit Acceptance Auto Loan Trust Series 2017-2A, Class B, 3.02%, 4/15/2026(c)	5,489	5,500
CWHEQ Revolving Home Equity Loan Trust
Series 2005-E, Class 2A, 0.40%, 11/15/2035‡(b)	126	118
Series 2005-M, Class A1, 0.42%, 2/15/2036‡(b)	529	470
Diamond Resorts Owner Trust
Series 2018-1, Class A, 3.70%, 1/21/2031(c)	1,048	1,055
Series 2019-1A, Class A, 2.89%, 2/20/2032(c)	6,203	5,959
Discover Card Execution Note Trust
Series 2019-A2, Class A, 0.45%, 12/15/2023(b)	4,097	4,101
Series 2019-A1, Class A1, 3.04%, 7/15/2024	3,160	3,291
Drive Auto Receivables Trust
Series 2019-1, Class A3, 3.18%, 10/17/2022	670	671
Series 2019-2, Class A3, 3.04%, 3/15/2023	1,445	1,451
Series 2019-4, Class B, 2.23%, 1/16/2024	2,210	2,221
Exeter Automobile Receivables Trust
Series 2019-3A, Class A, 2.59%, 9/15/2022(c)	2,149	2,157
Series 2017-3A, Class B, 2.81%, 9/15/2022(c)	2,543	2,551
Series 2019-4A, Class B, 2.30%, 12/15/2023(c)	5,220	5,222
Series 2019-1A, Class C, 3.82%, 12/16/2024(c)	2,365	2,366
First Franklin Mortgage Loan Trust
Series 2002-FF1, Class M1, 1.22%, 4/25/2032‡(b)	97	89
Series 2002-FF4, Class M1, 1.74%, 2/25/2033‡(b)	578	379
Series 2003-FFH1, Class M2, 2.79%, 9/25/2033‡(b)	254	205
Series 2004-FF8, Class M4, 1.77%, 10/25/2034‡(b)	207	123
First Investors Auto Owner Trust Series 2020-1A, Class A, 1.49%, 1/15/2025(c)	5,246	5,291
Flagship Credit Auto Trust Series 2017-2, Class B, 2.57%, 4/15/2023(c)	624	624
FORT CRE LLC Series 2018-1A, Class A1, 1.52%, 11/16/2035(b)(c)	5,000	4,763
FREED ABS Trust
Series 2018-2, Class A, 3.99%, 10/20/2025(c)	925	919
Series 2019-1, Class A, 3.42%, 6/18/2026(c)	626	627
Series 2020-FP1, Class A, 2.52%, 3/18/2027(c)	3,614	3,564
Fremont Home Loan Trust Series 2005-C, Class M2, 0.90%, 7/25/2035‡(b)	2,782	2,716
GLS Auto Receivables Issuer Trust Series 2019-1A, Class A, 3.37%, 1/17/2023(c)	629	633
GLS Auto Receivables Trust
Series 2018-1A, Class A, 2.82%, 7/15/2022(c)	1,153	1,156
Series 2018-3A, Class A, 3.35%, 8/15/2022(c)	557	559
Series 2018-2A, Class B, 3.71%, 3/15/2023(c)	2,105	2,112
GM Financial Automobile Leasing Trust Series 2018-1, Class A4, 2.68%, 12/20/2021	1,666	1,669
GM Financial Consumer Automobile Receivables Trust Series 2019-1, Class A3, 2.97%, 11/16/2023	3,345	3,427
Goodgreen (Cayman Islands)
Series 2018-1A, Class A, 3.93%, 10/15/2053(b)(c)	3,966	4,154
Series 2019-1A, Class A, 3.86%, 10/15/2054(c)	2,971	3,087

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Goodgreen Trust Series 2017-2A, Class A, 3.26%, 10/15/2053(c)	2,436	2,488
GreenPoint Mortgage Funding Trust Series 2005-HE3, Class A, 0.36%, 9/15/2030‡(b)	22	21
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048(c)	2,011	2,084
Hertz Fleet Lease Funding LP Series 2018-1, Class A2, 3.23%, 5/10/2032(c)	1,026	1,008
Hertz Vehicle Financing II LP Series 2017-2A, Class A, 3.29%, 10/25/2023(c)	2,379	2,267
Hertz Vehicle Financing LLC Series 2018-2A, Class A, 3.65%, 6/27/2022(c)	3,779	3,609
Hilton Grand Vacations Trust Series 2018-AA, Class A, 3.54%, 2/25/2032(c)	1,234	1,204
Kabbage Funding LLC Series 2019-1, Class A, 3.83%, 3/15/2024‡(c)	4,900	4,854
Lehman Home Equity Loan Trust Series 1998-1, Class A1, 7.00%, 5/25/2028‡	3	1
Lendmark Funding Trust
Series 2019-1A, Class A, 3.00%, 12/20/2027(c)	8,400	7,719
Series 2019-2A, Class A, 2.78%, 4/20/2028(c)	6,003	5,459
Long Beach Mortgage Loan Trust Series 2004-1, Class M3, 1.22%, 2/25/2034‡(b)	78	77
Marlette Funding Trust
Series 2019-1A, Class A, 3.44%, 4/16/2029(c)	1,349	1,336
Series 2019-2A, Class A, 3.13%, 7/16/2029(c)	1,259	1,260
Mercedes-Benz Auto Lease Trust Series 2019-A, Class A4, 3.25%, 10/15/2024	840	858
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-WMC4, Class M5, 1.14%, 4/25/2035‡(b)	3,861	3,838
New Century Home Equity Loan Trust Series 2003-5, Class AII, 0.97%, 11/25/2033‡(b)	178	151
Nissan Auto Lease Trust Series 2018-A, Class A4, 3.35%, 9/15/2023	2,685	2,735
Ocwen Master Advance Receivables Trust Series 2019-T2, Class AT2, 2.42%, 8/15/2051(c)	2,365	2,351
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class A, 3.50%, 4/18/2022(c)	1,685	1,686
OneMain Direct Auto Receivables Trust
Series 2017-2A, Class B, 2.55%, 11/14/2023(c)	2,012	2,012
Series 2018-1A, Class A, 3.43%, 12/16/2024(c)	3,277	3,324
Oportun Funding VII LLC Series 2017-B, Class A, 3.22%, 10/10/2023(c)	2,130	2,093
Oportun Funding X LLC Series 2018-C, Class A, 4.10%, 10/8/2024(c)	2,503	2,430
Progress Residential Trust
Series 2017-SFR1, Class A, 2.77%, 8/17/2034(c)	996	1,009
Series 2018-SFR1, Class A, 3.26%, 3/17/2035(c)	2,792	2,823
Series 2019-SFR1, Class A, 3.42%, 8/17/2035(c)	9,491	9,820
Series 2018-SFR2, Class A, 3.71%, 8/17/2035‡(c)	5,525	5,680
Series 2018-SFR3, Class A, 3.88%, 10/17/2035(c)	4,997	5,147
Series 2019-SFR2, Class A, 3.15%, 5/17/2036(c)	6,996	7,188
Series 2019-SFR4, Class A, 2.69%, 10/17/2036(c)	8,500	8,732
Series 2020-SFR2, Class A, 2.08%, 6/18/2037(c)	5,055	5,057
Prosper Marketplace Issuance Trust Series 2019-1A, Class A, 3.54%, 4/15/2025(c)	189	188
RASC Trust Series 2003-KS4, Class MI2, 5.51%, 6/25/2033‡(a)	523	417
Santander Retail Auto Lease Trust Series 2019-A, Class A3, 2.77%, 6/20/2022(c)	6,060	6,152
Sierra Timeshare Receivables Funding LLC Series 2019-2A, Class A, 2.59%, 5/20/2036(c)	1,821	1,762
SoFi Consumer Loan Program LLC
Series 2016-1, Class A, 3.26%, 8/25/2025(c)	464	466
Series 2016-3, Class A, 3.05%, 12/26/2025(c)	61	61
Series 2017-1, Class A, 3.28%, 1/26/2026(c)	130	130
Series 2017-3, Class A, 2.77%, 5/25/2026(c)	228	229
Series 2017-4, Class A, 2.50%, 5/26/2026(c)	323	323
Series 2017-5, Class A2, 2.78%, 9/25/2026(c)	1,761	1,761
SoFi Consumer Loan Program Trust
Series 2018-3, Class A2, 3.67%, 8/25/2027(c)	4,334	4,293
Series 2019-1, Class A, 3.24%, 2/25/2028(c)	825	832

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
SoFi Professional Loan Program LLC
Series 2016-B, Class A1, 1.37%, 6/25/2033(b)(c)	416	416
Series 2015-B, Class A1, 1.22%, 4/25/2035(b)(c)	381	377
Series 2015-C, Class A1, 1.22%, 8/27/2035(b)(c)	288	284
Series 2017-E, Class A1, 0.67%, 11/26/2040(b)(c)	422	418
SoFi Professional Loan Program Trust Series 2018-B, Class A2FX, 3.34%, 8/25/2047(c)	4,574	4,703
Structured Asset Investment Loan Trust Series 2003-BC2, Class A3, 0.87%, 4/25/2033‡(b)	54	52
Synchrony Card Funding LLC Series 2019-A2, Class A, 2.34%, 6/15/2025	5,800	5,860
Synchrony Credit Card Master Note Trust Series 2017-2, Class A, 2.62%, 10/15/2025	3,077	3,208
Tesla Auto Lease Trust
Series 2018-B, Class A, 3.71%, 8/20/2021(c)	2,747	2,790
Series 2019-A, Class A2, 2.13%, 4/20/2022(c)	8,000	8,054
Towd Point Mortgage Trust Series 2018-4, Class A1, 3.00%, 6/25/2058‡(b)(c)	6,068	6,296
Tricon American Homes Trust
Series 2016-SFR1, Class A, 2.59%, 11/17/2033‡(c)	4,248	4,270
Series 2019-SFR1, Class A, 2.75%, 3/17/2038(c)	3,293	3,406
US Auto Funding LLC Series 2019-1A, Class A, 3.61%, 4/15/2022(c)	1,146	1,149
Vericrest Opportunity Loan Trust
Series 2019-NPL4, Class A1A, 3.35%, 8/25/2049‡(a)(c)	4,459	4,271
Series 2019-NPL5, Class A1A, 3.35%, 9/25/2049‡(a)(c)	4,754	4,485
Series 2020-NPL2, Class A1A, 2.98%, 2/25/2050‡(a)(c)	7,411	6,998
Verizon Owner Trust
Series 2017-3A, Class A1B, 0.44%, 4/20/2022(b)(c)	1,229	1,230
Series 2018-A, Class A1A, 3.23%, 4/20/2023	2,405	2,462
Series 2019-B, Class A1A, 2.33%, 12/20/2023	9,000	9,237
Veros Automobile Receivables Trust Series 2020-1, Class A, 1.67%, 9/15/2023(c)	3,927	3,906
Volkswagen Auto Loan Enhanced Trust Series 2020-1, Class A2A, 0.93%, 12/20/2022	2,250	2,255
VOLT LXIV LLC Series 2017-NP11, Class A1, 3.38%, 10/25/2047‡(a)(c)	1,853	1,778
VOLT LXXX LLC Series 2019-NPL6, Class A1A, 3.23%, 10/25/2049‡(a)(c)	6,421	6,120
VOLT LXXXIII LLC Series 2019-NPL9, Class A1A, 3.33%, 11/26/2049‡(a)(c)	3,298	3,112
VOLT LXXXIV LLC Series 2019-NP10, Class A1A, 3.43%, 12/27/2049‡(a)(c)	5,095	4,812
VOLT LXXXV LLC Series 2020-NPL1, Class A1A, 3.23%, 1/25/2050‡(a)(c)	5,069	4,781
VOLT LXXXVII LLC Series 2020-NPL3, Class A1A, 2.98%, 2/25/2050(a)(c)	7,400	7,018
VOLT LXXXVIII LLC Series 2020-NPL4, Class A1, 2.98%, 3/25/2050‡(a)(c)	5,787	5,477
Westgate Resorts LLC Series 2016-1A, Class A, 3.50%, 12/20/2028(c)	842	838
World Financial Network Credit Card Master Trust Series 2018-B, Class A, 3.46%, 7/15/2025	8,158	8,261

TOTAL ASSET-BACKED SECURITIES (Cost $403,859)		399,945

CORPORATE BONDS — 9.0%
Banks — 3.9%
Banco Santander SA (Spain) 2.75%, 5/28/2025	2,000	2,041
Bank of America Corp. (ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023(e)	1,724	1,801
Barclays plc (United Kingdom) 2.88%, 6/8/2020	3,169	3,170
Canadian Imperial Bank of Commerce (Canada) (ICE LIBOR USD 3 Month + 0.66%), 1.43%, 9/13/2023(e)	3,000	2,992
Capital One NA 2.15%, 9/6/2022	2,300	2,329
Citigroup, Inc. (ICE LIBOR USD 3 Month + 1.07%), 2.07%, 12/8/2021(e)	4,000	4,011

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Federation des Caisses Desjardins du Quebec (Canada) (ICE LIBOR USD 3 Month + 0.33%), 1.09%, 10/30/2020(c)(e)	5,000	5,010
HSBC USA, Inc. 9.30%, 6/1/2021	2,000	2,160
Mitsubishi UFJ Financial Group, Inc. (Japan) (ICE LIBOR USD 3 Month + 1.06%), 1.83%, 9/13/2021(e)	2,539	2,540
Mizuho Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 1.14%), 1.91%, 9/13/2021(e)	3,000	3,006
(ICE LIBOR USD 3 Month + 0.94%), 1.31%, 2/28/2022(e)	4,000	3,987
Sumitomo Mitsui Financial Group, Inc. (Japan) (ICE LIBOR USD 3 Month + 0.97%), 2.28%, 1/11/2022(e)	3,000	2,989
Wells Fargo & Co. (ICE LIBOR USD 3 Month + 0.75%), 2.16%, 2/11/2026(e)	6,400	6,486
Wells Fargo Bank NA (ICE LIBOR USD 3 Month + 0.66%), 1.66%, 9/9/2022(e)	6,000	5,991

		48,513

Biotechnology — 0.7%
AbbVie, Inc. (ICE LIBOR USD 3 Month + 0.65%), 1.02%, 11/21/2022(c)(e)	8,500	8,432

Capital Markets — 0.3%
Goldman Sachs Group, Inc. (The) (ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023(e)	1,000	1,028
Morgan Stanley 2.50%, 4/21/2021	2,925	2,973

		4,001

Chemicals — 0.2%
Mosaic Co. (The) 3.25%, 11/15/2022	2,559	2,579

Consumer Finance — 1.9%
American Honda Finance Corp. (ICE LIBOR USD 3 Month + 0.61%), 1.61%, 9/9/2021(e)	3,000	2,988
Capital One Financial Corp. (ICE LIBOR USD 3 Month + 0.45%), 1.21%, 10/30/2020(e)	5,000	4,999
Caterpillar Financial Services Corp. 0.95%, 5/13/2022	7,000	7,069
General Motors Financial Co., Inc. (ICE LIBOR USD 3 Month + 1.55%), 2.86%, 1/14/2022(e)	4,000	3,813
Toyota Motor Credit Corp. (ICE LIBOR USD 3 Month + 0.69%), 2.00%, 1/11/2022(e)	4,000	3,992

		22,861

Diversified Telecommunication Services — 0.1%
AT&T, Inc. 2.45%, 6/30/2020	1,314	1,314

Health Care Providers & Services — 0.3%
CVS Health Corp. (ICE LIBOR USD 3 Month + 0.72%), 1.72%, 3/9/2021(e)	3,500	3,505

Insurance — 0.7%
Chubb INA Holdings, Inc. 2.30%, 11/3/2020	880	885
Metropolitan Life Global Funding I (SOFR + 0.57%), 0.63%, 9/7/2020(c)(e)	6,000	5,997
New York Life Global Funding 2.00%, 4/13/2021(c)	1,234	1,252

		8,134

IT Services — 0.3%
Western Union Co. (The) 3.60%, 3/15/2022	3,700	3,852

Media — 0.2%
Comcast Corp. (ICE LIBOR USD 3 Month + 0.44%), 1.87%, 10/1/2021(e)	2,550	2,557

Oil, Gas & Consumable Fuels — 0.1%
Phillips 66 Partners LP 2.45%, 12/15/2024	1,585	1,561

Wireless Telecommunication Services — 0.3%
Vodafone Group plc (United Kingdom) (ICE LIBOR USD 3 Month + 0.99%), 2.17%, 1/16/2024(e)	3,600	3,557

TOTAL CORPORATE BONDS (Cost $110,577)		110,866

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.2%
20 Times Square Trust Series 2018-20TS, Class A, 3.10%, 5/15/2035(b)(c)	3,291	3,161
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A, 3.22%, 4/14/2033(c)	3,500	3,688
Series 2018-DSNY, Class A, 1.03%, 9/15/2034(b)(c)	6,000	5,579
Bayview Commercial Asset Trust
Series 2004-3, Class A2, 0.80%, 1/25/2035(b)(c)	167	165
Series 2005-2A, Class A2, 0.52%, 8/25/2035(b)(c)	690	582
Series 2005-2A, Class M1, 0.60%, 8/25/2035‡(b)(c)	138	112
Series 2007-3, Class A2, 0.46%, 7/25/2037(b)(c)	687	564
BBCMS Trust Series 2015-VFM, Class A1, 2.47%, 3/10/2036(c)	1,808	1,765
BHMS Series 2018-ATLS, Class A, 1.43%, 7/15/2035(b)(c)	6,000	5,584

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
BX Commercial Mortgage Trust Series 2018-IND, Class A, 0.93%, 11/15/2035(b)(c)	2,140		2,086
BXMT Ltd. Series 2017-FL1, Class A, 1.05%, 6/15/2035(b)(c)	1,538		1,523
Commercial Mortgage Trust Series 2020-CBM, Class A1, 2.24%, 2/10/2037(b)(c)	12,200		11,522
Exantas Capital Corp. Ltd. (Cayman Islands) Series 2018-RSO6, Class A, 1.01%, 6/15/2035(b)(c)	142		142
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KL3W, Class AFLW, 0.78%, 8/25/2025(b)	10,000		10,007
Series K086, Class A1, 3.67%, 12/25/2028	1,807		2,014
Series Q007, Class APT2, 3.33%, 10/25/2047(b)	4,147		4,469
FNMA ACES Series 2017-M15, Class ATS1, 2.99%, 11/25/2027	4,306		4,539
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035(c)	5,000		5,292
One Bryant Park Trust Series 2019-OBP, Class A, 2.52%, 9/15/2054(c)	5,000		5,104
One Market Plaza Trust Series 2017-1MKT, Class A, 3.61%, 2/10/2032(c)	5,000		5,203
PFP Ltd. (Cayman Islands) Series 2019-5, Class A, 1.15%, 4/14/2036(b)(c)	2,485		2,339
UBS Commercial Mortgage Trust
Series 2018-C10, Class A1, 3.18%, 5/15/2051	4,706		4,811
Series 2018-C14, Class A2, 4.26%, 12/15/2051	6,346		6,882
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030(c)	1,155		1,176

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $88,582)			88,309

MORTGAGE-BACKED SECURITIES — 4.4%
FHLMC
Pool # 645083, ARM, 3.09%, 12/1/2021(b)	3		3
Pool # 846013, ARM, 4.73%, 6/1/2022(b)	1		1
Pool # 611203, ARM, 3.60%, 1/1/2023(b)	2		2
Pool # 611299, ARM, 4.29%, 1/1/2023(b)	40		40
Pool # 845297, ARM, 4.05%, 2/1/2023(b)	6		6
Pool # 846144, ARM, 4.10%, 6/1/2025(b)	4		4
Pool # 785866, ARM, 3.94%, 12/1/2026(b)	2		2
Pool # 755248, ARM, 4.33%, 12/1/2026(b)	87		88
Pool # 611141, ARM, 3.77%, 1/1/2027(b)	16		16
Pool # 788688, ARM, 4.25%, 8/1/2027(b)	77		78
Pool # 788665, ARM, 4.28%, 11/1/2027(b)	14		14
Pool # 846774, ARM, 4.16%, 12/1/2027(b)	34		35
Pool # 788664, ARM, 4.64%, 7/1/2028(b)	18		18
Pool # 786902, ARM, 4.10%, 10/1/2029(b)	9		9
Pool # 846716, ARM, 4.39%, 12/1/2029(b)	2		2
Pool # 645242, ARM, 4.38%, 1/1/2030(b)	8		8
Pool # 846812, ARM, 4.05%, 4/1/2030(b)	8		8
Pool # 611278, ARM, 4.33%, 7/1/2030(b)	123		123
Pool # 847263, ARM, 4.25%, 4/1/2032(b)	69		69
FHLMC Gold Pools, 30 Year
Pool # C00387, 9.00%, 2/1/2025	4		4
Pool # C35263, 7.50%, 5/1/2028	2		3
Pool # G00981, 8.50%, 7/1/2028	7		8
FHLMC Gold Pools, Other Pool # U49009, 3.00%, 8/1/2028	2,776		2,941
FNMA
Pool # 116590, ARM, 3.50%, 12/1/2020(b)	—	(d)	—	(d)
Pool # 124510, ARM, 4.07%, 11/1/2021(b)	1		1
Pool # 241828, ARM, 3.25%, 11/1/2023(b)	5		6
Pool # 276617, ARM, 3.23%, 4/1/2024(b)	7		7
Pool # 323269, ARM, 4.06%, 1/1/2025(b)	113		113
Pool # 326092, ARM, 3.73%, 7/1/2025(b)	—	(d)	—	(d)
Pool # 313555, ARM, 3.85%, 6/1/2026(b)	1		1
Pool # 423291, ARM, 4.39%, 8/1/2026(b)	44		45

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # 70179, ARM, 3.54%, 7/1/2027(b)	5		5
Pool # 535984, ARM, 4.66%, 12/1/2028(b)	17		17
Pool # 576757, ARM, 4.04%, 3/1/2029(b)	18		18
Pool # 323798, ARM, 3.76%, 5/1/2029(b)	3		3
Pool # 540206, ARM, 2.40%, 5/1/2030(b)	24		24
Pool # 594577, ARM, 4.58%, 11/1/2030(b)	32		32
Pool # 124945, ARM, 4.18%, 1/1/2031(b)	2		2
Pool # 555563, ARM, 3.88%, 5/1/2033(b)	96		97
Pool # 725111, ARM, 3.96%, 9/1/2033(b)	36		36
Pool # 788301, ARM, 4.20%, 2/1/2034(b)	62		62
Pool # 545182, ARM, 3.53%, 3/1/2038(b)	8		8
FNMA UMBS, 15 Year Pool # AD1969, 4.00%, 2/1/2025	942		998
FNMA UMBS, 20 Year
Pool # 254911, 5.00%, 10/1/2023	664		725
Pool # MA1338, 3.00%, 2/1/2033	2,043		2,175
Pool # MA1401, 3.00%, 4/1/2033	788		837
Pool # MA1490, 3.00%, 7/1/2033	2,572		2,739
FNMA UMBS, 30 Year
Pool # 50748, 7.50%, 6/1/2023	—	(d)	1
Pool # 331955, 7.50%, 11/1/2024	10		11
Pool # 567874, 7.50%, 10/1/2030	26		27
Pool # 995724, 6.00%, 4/1/2039	322		372
Pool # AD0588, 5.00%, 12/1/2039	1,444		1,666
Pool # AD9721, 5.50%, 8/1/2040	493		554
Pool # BM3048, 4.00%, 10/1/2042	5,690		6,453
Pool # AS4592, 4.00%, 2/1/2045	7,948		8,709
Pool # BM5560, 4.00%, 1/1/2046	7,066		8,010
Pool # CA0411, 4.00%, 9/1/2047	6,767		7,675
Pool # CA2489, 4.50%, 10/1/2048	3,692		3,987
FNMA, 30 Year
Pool # 345876, 8.50%, 10/1/2024	3		3
Pool # 595470, 7.00%, 3/1/2027	7		7
Pool # 421016, 8.00%, 11/1/2027	2		2
FNMA, Other
Pool # 570566, 12.00%, 11/1/2030	49		52
Pool # BK7908, 4.00%, 11/1/2048	3,773		4,001
GNMA I, 15 Year Pool # 723171, 4.50%, 10/15/2024	571		599
GNMA I, 30 Year
Pool # 378315, 7.00%, 6/15/2024	4		4
Pool # 780029, 9.00%, 11/15/2024	—	(d)	—	(d)
Pool # 781090, 9.50%, 7/15/2025	4		4
Pool # 412336, 8.00%, 10/15/2027	6		7
GNMA II, 30 Year
Pool # 314478, 7.85%, 12/20/2021	2		2
Pool # 314483, 7.40%, 2/20/2022	4		4
Pool # 314500, 7.40%, 3/20/2022	6		6
Pool # 334396, 7.25%, 8/20/2022	7		7
Pool # 1429, 7.50%, 10/20/2023	3		3
Pool # 2036, 8.00%, 7/20/2025	8		9
Pool # 2270, 8.00%, 8/20/2026	10		13

TOTAL MORTGAGE-BACKED SECURITIES (Cost $50,813)			53,621

	Shares (000)
SHORT-TERM INVESTMENTS — 10.1%
INVESTMENT COMPANIES — 10.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.44%(f)(g) (Cost $124,151)	124,130		124,254

Total Investments — 100.4% (Cost $1,233,810)			1,235,498
Liabilities in Excess of Other Assets — (0.4)%			(4,366)

Net Assets — 100.0%			1,231,132

Percentages indicated are based on net assets.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Abbreviations
ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2020.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2020. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2020.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2020.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Amount rounds to less than one thousand.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2020.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of May 31, 2020.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2020.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$323,722	$76,223	$399,945
Collateralized Mortgage Obligations	—	450,204	8,299	458,503
Commercial Mortgage-Backed Securities	—	88,197	112	88,309
Corporate Bonds	—	110,866	—	110,866
Mortgage-Backed Securities	—	53,621	—	53,621
Short-Term Investments
Investment Companies	124,254	—	—	124,254

Total Investments in Securities	$124,254	$1,026,610	$84,634	$1,235,498

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 29, 2020	Realized gain (loss)		Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as May 31, 2020
Investments in Securities:
Asset-Backed Securities	$81,449	$—	(a)	$(3,406)	$2		$—		$(12,858)	$11,036	$—	$76,223
Collateralized Mortgage Obligations	5,441	—		(93)	—	(a)	—	(a)	(2,911)	5,862	—	8,299
Commercial Mortgage-Backed Securities	136	—		(20)	—		—		(4)	—	—	112

Total	$87,026	$—	(a)	$(3,519)	$2		$—	(a)	$(15,773)	$16,898	$—	$84,634

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2020, which were valued using significant unobservable inputs (level 3) amounted to approximately $(3,495,000).

Transfers from level 2 to level 3 are due to a decline in market activity (e.g. frequency of trades), which resulted in a lack of available market inputs to determine the price for the period ended May 31, 2020.

Quantitative Information about Level 3 Fair Value Measurements

(Amounts in thousands)

	Fair Value at May 31, 2020	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$70,747	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 35.00% (13.63%)
			Constant Default Rate	0.00% - 94.25% (0.57%)
			Yield (Discount Rate of Cash Flows)	1.74% - 39.66% (3.08%)

Asset-Backed Securities	70,747

	5,256	Discounted Cash Flow	PSA Prepayment Model
			Constant Prepayment Rate	0.50% - 16.71% (9.82%)
			Constant Default Rate	0.00% - 5.76% (0.06%)
			Yield (Discount Rate of Cash Flows)	2.07% - 6.13% (2.33%)

Collateralized Mortgage Obligations	5,256

	112	Discounted Cash Flow	Constant Prepayment Rate	6.20% (6.20%)
			Constant Default Rate	3.00% (3.00%)
			Yield (Discount Rate of Cash Flows)	2.71% (2.71%)

Commercial Mortgage-Backed Securities	112

Total	$76,115

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2020, the value of these investments was approximately $8,519,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended May 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2020	Shares at May 31, 2020	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.44%(a)(b)	$95,534	$161,617	$132,954	$(19)	$76	$124,254	124,130	$204		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares(a)	8	387	395	—	—	—	—	—	(c)	—

Total	$95,542	$162,004	$133,349	$(19)	$76	$124,254		$204		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2020.
(c)	Amount rounds to less than one thousand.